Commitments And Contingencies (Long-Term Operating Commitments) (Details) $ in Millions	Aug. 31, 2019 CAD ($)
Disclosure of finance lease and operating lease by lessee [line items]
Lease of transmission facilities and premises	$ 474
Lease and maintenance of transponders	445
Purchase obligations	983
Long-term operating commitments	1,902
2020 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Long-term operating commitments	681
2021 - 2024 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Long-term operating commitments	859
Thereafter [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Long-term operating commitments	$ 362